Document and Entity Information	Apr. 28, 2021 $ / shares
Registrant CIK	0000007789
Registrant Name	Associated Banc-Corp
SEC Form	8-K
Period End date	Apr. 28, 2021
Tax Identification Number (TIN)	39-1098068
Emerging Growth Company	false
Entity Incorporation, State or Country Code	WI
Entity File Number	001-31343
Entity Address, Address Line One	433 Main Street
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54301
City Area Code	920
Local Phone Number	491-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Class A
Trading Symbol	ASB
Trading Exchange	NYSE
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Entity Listing, Par Value Per Share	$ 0.01
Series C Preferred Stock
Trading Symbol	ASB PrC
Trading Exchange	NYSE
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 6.125% Non-Cum Perp Pref Stock, Srs C
Series D Preferred Stock
Trading Symbol	ASB PrD
Trading Exchange	NYSE
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.375% Non-Cum Perp Pref Stock Srs D
Series E Preferred Stock
Trading Symbol	ASB PrE
Trading Exchange	NYSE
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.875% Non-Cum Perp Pref Stock Srs E
Series F Preferred Stock
Trading Symbol	ASB PrF
Trading Exchange	NYSE
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.625% Non-Cum Perp Pref Stock Srs F